Acquisition of Variable Interest Entity - NeuroCo	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisition of Variable Interest Entity - NeuroCo	Acquisition of Variable Interest Entity - NeuroCo
In December 2014, the Board of Directors of the Company approved the sale of certain intellectual property of Silk Road Medical, Inc., to a newly incorporated entity, NeuroCo, Inc. In consideration for the intellectual property, a promissory note was executed between the two parties for the principal sum of $498,000 with an interest rate of 2.74% per annum, payable on the earlier of 10 years from the date of promissory note, or upon the occurrence of an event of default. The intellectual property transfer was recorded at its carrying value of zero as of December 31, 2014. During 2015 NeuroCo issued $154,000 in common stock to stockholders of the Company. During the years ended December 31, 2017 and 2018, NeuroCo issued common stock upon the exercise of stock options. These common stock issuance amounts, as they are related to non-controlling investors, were reported as non-controlling interests in subsidiary in the Company’s consolidated financial statements and are offset by NeuroCo losses consolidated by the Company.
Additionally, NeuroCo incurred Research and Development related expenses paid for by the Company which were added in to the original promissory note. As of December 31, 2017, the promissory note amount was $1,544,000.
The Company had identified NeuroCo as a VIE of which the Company is the primary beneficiary. Pursuant to the accounting guidance for consolidating VIEs the main consideration was given to the fact that the amount of total equity investment at risk is not sufficient to permit NeuroCo to finance its activities without additional subordinated financial support. Additionally, NeuroCo and Silk Road Medical have the same Board of Directors and senior management composition, determining the Company to have the power to direct the activities that most significantly impact NeuroCo’s economic performance and the obligation to absorb losses and the right to receive benefits. Accordingly, the financial results of NeuroCo were included in the Company’s consolidated financial statements.
On December 17, 2018, the Company and NeuroCo entered into the Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which the Company acquired all assets and assumed all liabilities of NeuroCo (the “Merger”). The Merger closed on the same day (the “Closing”) and was consummated through a stock-for-stock transaction based on the relative values of the Company’s and NeuroCo’s equity. In consideration for 100% equity interest of NeuroCo, the Company issued 33,462 shares of its common stock and the above promissory note in the amount of approximately $1,600,000 as of the Closing was settled and canceled. As a result of the Merger, NeuroCo merged into the Company with the Company being the surviving corporation.
As the Company already controlled and consolidated NeuroCo and retained the control over NeuroCo’s business after the Merger, the Company accounted for the acquisition of equity interest in NeuroCo as an equity transaction. Therefore, the Company did not recognize a gain or loss in its consolidated net loss or comprehensive loss for acquisition of NeuroCo. As the carrying amount of the non-controlling interest as of the Closing was zero, the Company recorded the consideration paid as a decrease to the Company’s additional paid-in capital within stockholder’s deficit.
As part of the Merger, the Company assumed NeuroCo’s 2015 Equity Incentive Plan (the “NeuroCo Plan”) along with all of NeuroCo’s rights and obligations under the NeuroCo Plan, except that the number of shares and exercise price of the assumed options have been adjusted based on the Merger exchange ratio of the Company’s common stock and NeuroCo’s common stock. Similarly, the Company assumed outstanding warrants to purchase NeuroCo’s common stock such that the number of shares and exercise price of the assumed warrants have been adjusted based on the Merger exchange ratio of the Company’s common stock and NeuroCo’s common stock. The options and warrants to purchase shares of the Company’s common stock were fully vested upon issuance, as they were replacing fully vested options and warrants to purchase NeuroCo common stock.